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                                                                    THE HARTFORD

November 1, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629
Attention: Division of Investment Management

RE: Hartford Life and Annuity Insurance Company
    Separate Account Three ("Registrant")
    File No. 333-119418
    Post-Effective Amendment No. 17

Dear Sir or Madam:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registrant's Registration Statement on Form N-4.

If you have any questions regarding this filing, please feel free to contact me at (860) 843-8335.

Sincerely,

/s/ Lisa Proch
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Lisa Proch
Assistant General Counsel

Enclosure